1933 Act File No. 002-38910
1940 Act File No. 811-02145

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.	_
Post-Effective Amendment No. 81	x
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 61	x
LORD ABBETT BOND-DEBENTURE FUND, INC.
Exact Name of Registrant as Specified in Charter 90 Hudson Street, Jersey City, New Jersey 07302-3973 (Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 201-6984
Brooke A. Fapohunda, Esq. Vice President and Assistant Secretary 90 Hudson Street, Jersey City, New Jersey 07302-3973 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 14th day of May, 2018.

LORD ABBETT BOND-DEBENTURE FUND, INC.

BY:      /s/ Brooke A. Fapohunda

Brooke A. Fapohunda

Vice President and Assistant Secretary

BY:      /s/ Bernard J. Grzelak

Bernard J. Grzelak

Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Director	May 14, 2018
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Director	May 14, 2018
Douglas B. Sieg

Eric C. Fast*	Director	May 14, 2018
Eric C. Fast

Evelyn E. Guernsey*	Director	May 14, 2018
Evelyn E. Guernsey

Julie A. Hill*	Director	May 14, 2018
Julie A. Hill

Kathleen M. Lutito*	Director	May 14, 2018
Kathleen M. Lutito

James M. McTaggart*	Director	May 14, 2018
James M. McTaggart

Karla M. Rabusch*	Director	May 14, 2018
Karla M. Rabusch

Mark A. Schmid*	Director	May 14, 2018
Mark A. Schmid

*By:	/s/ Brooke A. Fapohunda Brooke A. Fapohunda Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, and Brooke A. Fapohunda, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of April 1, 2018.

Signatures	Title

Chairman and
/s/ James L.L. Tullis	Director/Trustee
James L.L. Tullis
President, CEO
/s/ Douglas B. Sieg	and Director/Trustee
Douglas B. Sieg

/s/ Eric C. Fast	Director/Trustee
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee
Franklin W. Hobbs

/s/ Kathleen M. Lutito	Director/Trustee
Kathleen M. Lutito

/s/ James M. McTaggart	Director/Trustee
James M. McTaggart

/s/ Karla M. Rabusch	Director/Trustee
Karla M. Rabusch

/s/ Mark A. Schmid	Director/Trustee
Mark A. Schmid

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase